Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous equity [abstract]
Summary of issued share capital per class A and B	Movement in ordinary shares of the Company
Authorized and issued share capital

		2024		2023
	Note	No. of shares		No. of shares
Authorized Class A ordinary shares of $0.0015 each	(i)	30,000,001	$45	30,000,001	$45
Authorized Class B ordinary shares of $0.0015 each	(i)	3,333,333	5	3,333,333	5
		33,333,334	$50	33,333,334	$50
Class A ordinary shares, issued and fully paid:
Balance at January 1		10,624,208	$16	8,484,616	$14
Cancellation and retirement of repurchased shares		—	—	(112,317)	—
Share issued for advisors	(v)	721,106	1	—	—
Share issued for vesting of RSUs		58,558	—	513,345	1
Share issued upon conversion of exchange loan notes		—	—	52,620	—
Share issued for the investment in Insighta		—	—	1,481,481	1
Share issued for the ACT Acquisition		—	—	168,709	—
Adjustment for reverse stock split	(iv)	—	—	35,754	—
Balance at December 31	(ii)	11,403,872	$17	10,624,208	$16
Class B ordinary shares, issued and fully paid:
As of the beginning of the year		1,580,972	$2	647,591	$1
Share issued for vesting of RSUs		0	—	933,380	1
Adjustment for reverse stock split	(iv)	—	—	1	—
Balance at December 31	(iii)	1,580,972	$2	1,580,972	$2
Total share capital			$19		$18
Notes:
(i)The authorized share capital of the Company is $50 divided into 33,333,334 shares with a par value of $0.0001 each (equivalent to $0.0015 each after reverse stock split), of which (i) 30,000,001 shares shall be designated as Class A Ordinary Shares; (ii) 3,333,333 shares shall be designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.
(ii)Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iii)Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.
(iv)In November 2023, the Company approved a reverse stock split of issued and unissued ordinary shares at a ratio of 1-for-15. (see note 3)
(v)The Company has issued shares to advisors during December 31, 2024. (see note 30(d))